Expense Example - Transamerica ClearTrack 2055	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	2,147	4,010	7,829	122	2,312	4,238	8,093	97	2,249	4,151	7,994